Schedule of Net Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net Investment Income [Line Items]
Investment income, before expense	$ 337,496		$ 358,811		$ 366,533
Investment expense	(12,379)		(12,616)		(10,264)
Net investment income	325,117		346,195		356,269
Fixed income securities
Net Investment Income [Line Items]
Investment income, before expense	289,571		305,849		326,000
Mortgage loans
Net Investment Income [Line Items]
Investment income, before expense	31,375		32,882		30,726
Equity securities
Net Investment Income [Line Items]
Investment income, before expense	4,870		3,589		2,818
Limited partnership interests
Net Investment Income [Line Items]
Investment income, before expense	8,862	[1]	13,316	[1]	3,157	[1]
Short-term
Net Investment Income [Line Items]
Investment income, before expense	210		355		525
Policy loans
Net Investment Income [Line Items]
Investment income, before expense	2,543		2,600		2,628
Other
Net Investment Income [Line Items]
Investment income, before expense	$ 65		$ 220		$ 679

[1]	Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.